Condensed Consolidated Statement of Changes in Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total		Common stock	Additional Paid-in Capital	Accumulated other comprehensive income (loss)	Retained earnings	Treasury stock, at cost	Total Genworth Financial, Inc.'s stockholders' equity	Noncontrolling interests
Balances at Dec. 31, 2009	$ 11,972		$ 1	$ 12,046	$ (172)	$ 1,736	$ (2,700)	$ 10,911	$ 1,061
Cumulative effect of change in accounting, net of taxes and other adjustments	(15)		0	0	260	(275)	0	(15)	0
Repurchase of subsidiary shares	(131)		0	0	0	0	0	0	(131)
Comprehensive income (loss):
Net income	181		0	0	0	38	0	38	143
Net unrealized gains (losses) on securities not other-than-temporarily impaired	950		0	0	939	0	0	939	11
Net unrealized gains (losses) on other-than-temporarily impaired securities	126		0	0	126	0	0	126	0
Derivatives qualifying as hedges	122		0	0	122	0	0	122	0
Foreign currency translation and other adjustments	286		0	0	231	0	0	231	55
Total comprehensive income (loss)	1,665							1,456	209
Dividends to noncontrolling interests	(43)		0	0	0	0	0	0	(43)
Stock-based compensation expense and exercises and other	38		0	38	0	0	0	38	0
Other capital transactions	24		0	23	0	1	0	24	0
Balances at Dec. 31, 2010	13,510		1	12,107	1,506	1,500	(2,700)	12,414	1,096
Repurchase of subsidiary shares	(71)		0	0	0	0	0	0	(71)
Comprehensive income (loss):
Net income	177		0	0	0	38	0	38	139
Net unrealized gains (losses) on securities not other-than-temporarily impaired	1,615		0	0	1,576	0	0	1,576	39
Net unrealized gains (losses) on other-than-temporarily impaired securities	(11)		0	0	(11)	0	0	(11)	0
Derivatives qualifying as hedges	1,085		0	0	1,085	0	0	1,085	0
Foreign currency translation and other adjustments	(135)		0	0	(109)	0	0	(109)	(26)
Total comprehensive income (loss)	2,731							2,579	152
Dividends to noncontrolling interests	(67)		0	0	0	0	0	0	(67)
Stock-based compensation expense and exercises and other	29		0	29	0	0	0	29	0
Balances at Dec. 31, 2011	16,132		1	12,136	4,047	1,538	(2,700)	15,022	1,110
Comprehensive income (loss):
Net income	79	[1]	0	0	0	46	0	46	33
Net unrealized gains (losses) on securities not other-than-temporarily impaired	(185)		0	0	(179)	0	0	(179)	(6)
Net unrealized gains (losses) on other-than-temporarily impaired securities	21		0	0	21	0	0	21	0
Derivatives qualifying as hedges	(329)	[2]	0	0	(329)	0	0	(329)	0
Foreign currency translation and other adjustments	116		0	0	96	0	0	96	20
Total comprehensive income (loss)	(298)							(345)	47
Dividends to noncontrolling interests	(12)		0	0	0	0	0	0	(12)
Stock-based compensation expense and exercises and other	14		0	14	0	0	0	14	0
Balances at Mar. 31, 2012	15,836		1	12,150	3,656	1,584	(2,700)	14,691	1,145
Balances at Dec. 31, 2011	16,132		1	12,136	4,047	1,538	(2,700)	15,022	1,110
Comprehensive income (loss):
Net income	525		0	0	0	325	0	325	200
Net unrealized gains (losses) on securities not other-than-temporarily impaired	1,078		0	0	1,075	0	0	1,075	3
Net unrealized gains (losses) on other-than-temporarily impaired securities	78		0	0	78	0	0	78	0
Derivatives qualifying as hedges	(100)		0	0	(100)	0	0	(100)	0
Foreign currency translation and other adjustments	126		0	0	102	0	0	102	24
Total comprehensive income (loss)	1,707							1,480	227
Dividends to noncontrolling interests	(50)		0	0	0	0	0	0	(50)
Stock-based compensation expense and exercises and other	(8)		0	(9)	0	0	0	(9)	1
Balances at Dec. 31, 2012	17,781		1	12,127	5,202	1,863	(2,700)	16,493	1,288
Comprehensive income (loss):
Net income	141		0	0	0	103	0	103	38
Net unrealized gains (losses) on securities not other-than-temporarily impaired	(217)		0	0	(221)	0	0	(221)	4
Net unrealized gains (losses) on other-than-temporarily impaired securities	26		0	0	26	0	0	26	0
Derivatives qualifying as hedges	(110)	[2]	0	0	(110)	0	0	(110)	0
Foreign currency translation and other adjustments	(104)		0	0	(73)	0	0	(73)	(31)
Total comprehensive income (loss)	(264)							(275)	11
Dividends to noncontrolling interests	(13)		0	0	0	0	0		(13)
Stock-based compensation expense and exercises and other	5		0	4	0	0	0	4	1
Balances at Mar. 31, 2013	$ 17,509		$ 1	$ 12,131	$ 4,824	$ 1,966	$ (2,700)	$ 16,222	$ 1,287

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.
[2]	See note 5 for additional information.